CECL (Details 16) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other financial assets, held at amortized cost, Allowance for Credit Loss [Line Items]
Purchases	SFr 931	SFr 196